UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06073

Cash Management Portfolio

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

Cash Management Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 23.1%
Alliance & Leicester PLC:
5.3%, 5/9/2007	25,000,000	24,999,080
5.32%, 4/30/2007	100,000,000	100,000,000
5.335%, 6/11/2007	90,600,000	90,600,878
Banco Bilbao Vizcaya Argentaria SA, 5.305%, 6/1/2007	40,000,000	40,000,000
Bank of America NA:
5.25%, 9/7/2007	40,500,000	40,500,000
5.31%, 4/2/2007	80,000,000	79,999,761
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.34%, 7/19/2007	135,000,000	135,000,000
5.35%, 7/25/2007	113,000,000	113,000,000
5.36%, 4/23/2007	75,000,000	75,000,000

Barclays Bank PLC, 5.32%, 5/8/2007	157,700,000	157,700,000
Calyon:
5.32%, 4/27/2007	45,000,000	45,000,000
5.325%, 8/31/2007	28,000,000	28,007,840
Citibank NA, 5.315%, 5/2/2007	108,000,000	108,000,000
Depfa Bank PLC, 5.32%, 5/11/2007	27,000,000	27,000,000
HBOS Treasury Services PLC:
5.305%, 4/19/2007	50,000,000	50,000,000
5.32%, 4/26/2007	78,000,000	77,999,790

Landesbank Baden Wurttemberg, 5.355%, 4/13/2007	95,000,000	95,000,154
Mizuho Corporate Bank:
5.3%, 5/7/2007	40,000,000	40,000,000
5.305%, 4/4/2007	129,500,000	129,500,050
5.32%, 4/10/2007	47,000,000	47,000,000
5.325%, 4/20/2007	72,000,000	72,000,000
5.335%, 5/8/2007	60,000,000	60,000,000
Norddeutsche Landesbank Girozentrale, 5.34%, 6/25/2007	73,000,000	73,000,000
Norinchukin Bank, 5.27%, 9/10/2007	38,800,000	38,800,000
Societe Generale:
5.32%, 5/11/2007	85,000,000	85,000,000
5.34%, 7/19/2007	60,000,000	60,000,000
5.35%, 4/19/2007	65,000,000	64,999,557
UBS AG, 5.29%, 7/2/2007	37,500,000	37,500,000
UniCredito Italiano SpA, 5.315%, 5/8/2007	60,000,000	60,000,000

Total Certificates of Deposit and Bank Notes (Cost $2,055,607,110)		2,055,607,110
Commercial Paper** 29.6%
Caisse Nationale des Caisses D'Epargne et Prevoyan:
5.175%, 4/5/2007	50,000,000	49,971,250
5.22%, 6/7/2007	70,000,000	69,319,950
Cancara Asset Securitization LLC, 5.346%, 4/3/2007	60,000,000	59,982,180
Charta LLC, 5.26%, 4/17/2007	88,000,000	87,794,276
CHI Catholic Health Initiatives, 5.35%, 5/8/2007	60,000,000	60,000,000
Clipper Receivables Co. LLC, 5.26%, 4/17/2007	58,000,000	57,864,409
Compass Securitization LLC, 5.24%, 6/15/2007	93,775,000	92,751,290
Dorada Finance, Inc., 5.23%, 6/11/2007	35,000,000	34,638,985
Dresdner Bank AG, 5.39%, 4/2/2007	30,500,000	30,495,433
Five Finance, Inc., 5.21%, 7/24/2007	27,000,000	26,554,545
Galleon Capital LLC, 5.27%, 4/9/2007	50,000,000	49,941,444
Giro Balanced Funding Corp.:
5.285%, 4/16/2007	100,000,000	99,779,792
5.29%, 4/16/2007	100,000,000	99,779,583
Giro Funding US Corp.:
5.275%, 4/26/2007	75,000,000	74,725,260
5.28%, 4/23/2007	139,500,000	139,049,880
Grampian Funding Ltd.:
5.195%, 4/10/2007	15,000,000	14,980,519
5.21%, 7/25/2007	14,000,000	13,766,997
Greyhawk Funding LLC:
5.21%, 5/9/2007	16,000,000	15,912,009
5.24%, 5/16/2007	32,500,000	32,287,125
Hewlett-Packard Co., 5.28%, 4/20/2007	50,000,000	49,860,667
Honeywell International, Inc., 5.4%, 4/2/2007	1,021,000	1,020,847
Irish Life & Permanent PLC:
5.195%, 7/16/2007	38,200,000	37,615,678
5.195%, 7/20/2007	34,000,000	33,460,297

K2 (USA) LLC:
5.145%, 8/8/2007	30,000,000	29,446,912
5.225%, 6/14/2007	50,800,000	50,254,394
5.225%, 6/20/2007	33,000,000	32,616,833
KBC Financial Products International Ltd., 5.2%, 5/14/2007	64,000,000	63,602,489
Lake Constance Funding LLC:
5.23%, 6/7/2007	50,000,000	49,513,319
5.25%, 5/4/2007	10,000,000	9,951,875
Liberty Street Funding, 5.275%, 4/20/2007	50,000,000	49,860,799
Links Finance LLC, 5.24%, 6/18/2007	40,000,000	39,545,867
Mane Funding Corp., 5.23%, 6/14/2007	50,699,000	50,153,958
Morgan Stanley, 5.2%, 6/26/2007	95,000,000	93,819,889
Nieuw Amsterdam Receivables Corp., 5.28%, 4/18/2007	28,667,000	28,595,524
Northern Rock PLC:
5.245%, 5/9/2007	32,000,000	31,822,835
5.245%, 5/10/2007	53,000,000	52,698,850
Park Avenue Receivables Co., LLC, 5.275%, 4/16/2007	47,489,000	47,384,623
Perry Global Funding LLC:
Series A, 5.24%, 6/25/2007	30,308,000	29,933,023
Series A, 5.245%, 4/10/2007	80,000,000	79,895,100
Series A, 5.25%, 4/20/2007	93,169,000	92,910,844
Prudential PLC, 5.245%, 5/9/2007	39,900,000	39,679,098
Rabobank USA Financial Corp., 5.395%, 4/2/2007	56,500,000	56,491,533
Sheffield Receivables Corp., 5.245%, 5/10/2007	79,000,000	78,551,115
Simba Funding Corp.:
5.247%, 5/23/2007	38,109,000	37,820,144
5.247%, 5/29/2007	39,636,000	39,300,905
5.25%, 5/2/2007	21,863,000	21,764,161
Tango Finance Corp., 5.24%, 6/15/2007	26,250,000	25,963,437
Valcour Bay Capital Co. LLC, 5.31%, 5/4/2007	60,000,000	59,707,950
Verizon Communications, Inc.:
5.295%, 4/4/2007	35,000,000	34,984,556
5.3%, 4/3/2007	50,000,000	49,985,278
5.3%, 4/18/2007	35,000,000	34,912,403
5.31%, 4/9/2007	30,000,000	29,964,600
Windmill Funding Corp., 5.26%, 4/19/2007	60,000,000	59,842,200

Total Commercial Paper (Cost $2,632,526,930)		2,632,526,930
Master Notes 1.7%
The Bear Stearns Companies, Inc., 5.537% *, 4/2/2007 (a) (Cost $150,000,000)	150,000,000	150,000,000
US Government Sponsored Agencies 0.1%
Federal Home Loan Mortgage Corp., 5.35%, 3/26/2008 (Cost $10,290,000)	10,290,000	10,290,000
Funding Agreements* 3.5%
Genworth Life Insurance Co.:
5.407%, 9/4/2007	105,000,000	105,000,000
5.407%, 3/3/2008	20,000,000	20,000,000
5.42%, 1/25/2008	75,000,000	75,000,000
New York Life Insurance Co., 5.41%, 9/18/2007	80,000,000	80,000,000
Travelers Insurance Co., 5.41%, 3/31/2008	30,000,000	30,000,000

Total Funding Agreements (Cost $310,000,000)		310,000,000
Asset Backed 1.2%
Interstar Millennium Trust, "A1", Series 2006-2GA, 5.3% *, 5/27/2038	50,306,844	50,306,844
Mound Financing PLC, "1A", Series 5A, 5.29% *, 5/8/2007	35,000,000	35,000,000

Steers Mercury III Trust, 144A, 5.34% *, 5/27/2048	24,852,030	24,852,030

Total Asset Backed (Cost $110,158,874)		110,158,874
Promissory Notes 1.9%
The Goldman Sachs Group, Inc., 5.41% *, 10/19/2007 (Cost $170,000,000)	170,000,000	170,000,000
Short Term Notes* 34.2%
American Express Bank FSB:
5.28%, 2/8/2008	80,000,000	80,000,000
5.29%, 11/8/2007	34,000,000	33,997,983
American Express Centurion Bank:
5.29%, 9/13/2007	50,000,000	50,000,000
5.29%, 11/6/2007	175,000,000	175,000,000
American Honda Finance Corp.:
5.31%, 3/20/2008	25,000,000	25,000,000
5.33%, 10/30/2007	45,000,000	45,000,000
Australia & New Zealand Banking Group Ltd., 5.32%, 6/23/2010	30,000,000	30,000,000
Banco Espanol de Credito SA, 144A, 5.334%, 4/18/2012	88,000,000	88,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.41%, 8/23/2007	50,000,000	50,016,245
BMW US Capital LLC, 144A, 5.3%, 10/5/2011	10,000,000	10,000,000
BNP Paribas:
5.29%, 6/20/2007	100,000,000	99,994,326
5.3%, 10/3/2007	50,000,000	49,992,235
Caja de Ahorros y Monte de Piedad de Madrid, 5.36%, 10/19/2007	50,000,000	50,000,000
Calyon:
5.26%, 10/3/2007	75,000,000	74,986,836
5.28%, 9/13/2007	28,000,000	27,996,881
144A, 5.32%, 4/15/2008	86,000,000	86,000,000
Canadian Imperial Bank of Commerce, 5.39%, 10/26/2007	60,000,000	59,991,784
Carrera Capital Finance LLC, 5.31%, 8/24/2007	70,000,000	70,000,000
Commonwealth Bank of Australia, 5.32%, 8/24/2010	40,000,000	40,000,000
Credit Agricole SA, 5.28%, 6/28/2007	50,000,000	49,994,410
Danske Bank AS, 144A, 5.29%, 3/20/2013	88,000,000	87,990,619
DNB NOR Bank ASA, 5.31%, 5/25/2011	50,000,000	50,000,000
General Electric Capital Corp., 5.28%, 8/19/2011	60,000,000	60,000,000
HSBC Bank USA, NA, 3.87%, 6/7/2007	40,500,000	40,380,377
HSBC Finance Corp.:
5.33%, 2/6/2012	75,000,000	75,000,000
5.37%, 3/24/2011	25,000,000	25,000,000
HSH Nordbank AG, 144A, 5.33%, 3/20/2008	60,000,000	60,000,000
International Business Machine Corp., 5.33%, 12/8/2010	66,000,000	66,000,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	40,000,000	40,000,000
K2 (USA) LLC:
144A, 5.3%, 7/16/2007	40,000,000	39,999,961
5.315%, 6/8/2007	65,500,000	65,501,706
Links Finance LLC, 144A, 5.325%, 8/15/2007	39,000,000	39,003,531
M&I Marshall & Ilsley Bank, 5.32%, 12/15/2011	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
5.285%, 5/14/2007	25,000,000	25,000,000
5.3%, 8/24/2011	80,000,000	80,000,000
5.33%, 9/15/2010	35,000,000	35,000,000
5.4%, 2/3/2009	35,000,000	35,000,000
5.487%, 5/29/2007	25,000,000	25,000,000
5.567%, 7/6/2007	35,000,000	35,006,281
Morgan Stanley:
5.37%, 9/5/2007	102,000,000	102,000,000
5.497%, 9/10/2007	130,000,000	130,000,000

Natixis SA, 5.42%, 8/31/2007	50,000,000	50,000,000
Nordea Bank AB, 5.3%, 4/8/2011	40,000,000	40,000,000
Northern Rock PLC:
144A, 5.33%, 10/22/2007	90,000,000	90,000,000
5.34%, 4/4/2008	30,000,000	30,000,000
Pyxis Master Trust, Series 2007-6, 144A, 5.366%, 9/2/2014	37,000,000	37,000,000
Skandinaviska Enskilda Banken, 5.32%, 7/16/2010	50,000,000	50,000,000
Societe Generale, 5.27%, 3/25/2008	35,500,000	35,491,393
Tango Finance Corp.:
144A, 5.29%, 9/24/2007	50,000,000	49,997,603
144A, 5.29%, 10/3/2007	25,000,000	24,998,731
The Bear Stearns Companies, Inc., 5.32%, 7/10/2007	50,000,000	50,000,000
Toyota Motor Credit Corp., 5.33%, 2/11/2008	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 6/15/2011	75,000,000	75,000,000
144A, 5.33%, 9/16/2011	45,000,000	45,000,000

Total Short Term Notes (Cost $3,045,340,902)		3,045,340,902
Time Deposit 4.1%
UBS AG, 5.5%, 4/2/2007 (Cost $369,489,959)	369,489,959	369,489,959
Repurchase Agreements 0.8%
Banc of America Securities LLC, 5.4%, dated 3/30/2007, to be repurchased at $70,031,500 on 4/2/2007 (b)	70,000,000	70,000,000
Credit Suisse First Boston LLC, 5.15%, dated 3/30/2007, to be repurchased at $1,043,803 on 4/2/2007 (c)	1,043,355	1,043,355

Total Repurchase Agreements (Cost $71,043,355)		71,043,355
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 8,924,457,130)	100.2	8,924,457,130
Other Assets and Liabilities, Net	(0.2)	(19,803,472)

Net Assets	100.0	8,904,653,658

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Reset date; not a maturity date.
(b)		Collateralized by $74,119,248 Federal National Mortgage Association, 5.0%, maturing on 6/1/2035 with a value of $72,100,001.
(c)		Collateralized by $1,270,000 US Treasury STRIPS, maturing on 5/15/2011 with a value of $1,065,149.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Management Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007